Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Basis of preparation [Abstract]
Disclosure of detailed information about changes in consolidated statement of income
Changes in Consolidated Statement of Profit or Loss for the years ended March 31, 2024 and March 31, 2023 (In thousands of Rupees):

	For the year ended March 31,2024		For the year ended March 31,2023
Particulars	IAS 1	IFRS 18	IAS 1	IFRS 18
Revenue	3,56,33,922	3,56,33,922	3,34,03,726	3,34,03,726
Cost of sales	(2,23,78,001)	(2,23,78,001)	(2,13,79,429)	(2,13,79,429)
Gross Profit	1,32,55,921	1,32,55,921	1,20,24,297	1,20,24,297
Other Operating Income	1,84,613	3,78,973	1,31,840	3,24,021
Selling, general and administrative expense	(64,99,562)	(64,62,069)	(57,33,634)	(57,28,696)
Depreciation and amortisation	(47,73,414)	(47,73,414)	(39,71,865)	(39,71,865)
Operating Profit	21,67,558	23,99,411	24,50,638	26,47,757
Investment income	-	1,56,154	-	39,712
Profit before financing and income taxes	21,67,558	25,55,565	24,50,638	26,87,469
Finance Income	3,37,723	108	2,22,905	10,291
Finance Expenses	(19,03,278)	(19,51,675)	(14,60,610)	(14,79,889)
Interest expenses on pension liabilities	-	(1,995)	-	(4,938)
Interest expenses on Lease liabilities	(2,49,964)	(2,49,964)	(1,91,912)	(1,91,912)
Net Finance Expenses	(18,15,519)	(22,03,526)	(14,29,617)	(16,66,448)
Profit before tax	3,52,039	3,52,039	10,21,021	10,21,021
Income tax (expense) / benefit	(1,83,100)	(1,83,100)	(3,46,499)	(3,46,499)
Profit for the year	1,68,939	1,68,939	6,74,522	6,74,522

Disclosure changes in consolidated statement of cash flow explanatory
Changes in Consolidated Statement of Cash Flow for the years ended March 31, 2024 and March 31, 2023 (In thousands of Rupees):

	For the year ended March 31,2024		For the year ended March 31,2023
Particulars	IAS 1	IFRS 18	IAS 1	IFRS 18
Cash flows from operating activities
Profit for the year /Operating Profit for the year	1,68,939	23,99,411	6,74,522	26,47,757
Adjustments for:
Depreciation and amortisation	47,73,414	47,73,414	39,71,865	39,71,865
Gain on sale of property, plant and equipment	419	419	(10,783)	(10,783)
Provision for doubtful receivables and advances	2,65,000	2,65,000	3,71,890	3,71,890
Stock compensation expense	7,472	7,472	16,494	16,494
Net finance income/expenses	18,15,519	-	14,29,617	-
Unrealized (gain)/ loss on account of exchange differences	69,365	33,862	(42,660)	(61,978)
Amortisation of Leasehold Prepayments	1,390	1,390	(1,515)	(1,515)
Tax expense/reversal	1,83,100	-	3,46,499	-

Change in trade and other receivables	(4,81,267)	(4,81,267)	(4,00,481)	(4,00,481)
Change in inventories	(14,51,400)	(14,51,400)	4,65,280	4,65,280
Change in Contract Assets	26,045	26,045	(1,298)	(1,298)
Change in Contract Costs	(31,555)	(31,555)	1,78,528	1,78,528
Change in other assets	(14,77,571)	(14,77,571)	(7,89,470)	(7,89,470)
Change in trade and other payables	28,27,200	28,27,200	28,43,263	28,43,263
Change in employee benefits	19,952	19,952	(57,047)	(57,047)
Change in Contract Liabilities	8,40,918	8,40,918	7,06,485	7,06,485
Change in Other Bank Deposits	(5,34,358)	(5,34,358)	(4,02,752)	(4,02,752)
Cash generated from operation	70,22,582	72,18,932	92,98,437	94,76,238
Income taxes (paid) / Refund received	(12,84,867)	(12,84,867)	(13,62,951)	(13,62,951)
Net cash from operating activities	57,37,715	59,34,065	79,35,486	81,13,287

Cash flows from investing activities
Acquisition of property, plant and equipment & intangible assets	(1,11,21,455)	(1,11,21,455)	(1,16,16,131)	(1,16,16,131)
Expenditure on Intangibles			(4,17,466)	(4,17,466)
Investments in corporate debt securities & Equity during the year	(1,53,640)	(1,53,640)	(5,46,886)	(5,46,886)
Amount paid for acquisition of right of use assets	(12,55,635)	(12,55,635)	(11,78,320)	(11,78,320)
Proceeds from sale of property, plant and equipment	2,171	2,171	10,783	10,783
Finance income received	2,65,391	71,031	1,55,756	(17,102)
Net cash used in investing activities	(1,22,63,168)	(1,24,57,528)	(1,35,92,264)	(1,37,65,122)

Cashflows from financing activities
Proceeds from issue of shares on excercise of options (including share premium)	41,791	41,791	8,079	8,079
Proceeds from /(repayment) of borrowings (net)	46,28,405	46,28,405	48,49,485	48,49,485
Proceeds from issue of Compulsorily conovertible debentures	60,00,000	60,00,000	19,80,000	19,80,000
Repayment of lease liabilities	(3,77,195)	(3,77,195)	(2,65,236)	(2,65,236)
Finance expenses paid	(28,49,121)	(28,51,111)	(16,27,907)	(16,32,850)
Net cash from (used in) financing activities	74,43,880	74,41,890	49,44,421	49,39,478

Net decrease in cash and cash equivalents	9,18,427	9,18,427	(7,12,357)	(7,12,357)
Cash and cash equivalents at April 1	26,98,942	26,98,942	34,09,983	34,09,983
Effect of exchange fluctuations on cash held	1,232	1,232	1,316	1,316
Cash and cash equivalents at year end	36,18,601	36,18,601	26,98,942	26,98,942